Condensed Consolidated Statement of Shareholders' Deficit - USD ($)	Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2013		$ 38	$ 26,668,783	$ (36,601,063)	$ (9,932,242)
Balance, shares at Dec. 31, 2013		375,147
Conversion of debt and interest into shares		$ 36	7,287,990		7,288,026
Conversion of debt and interest into shares, shares		359,070
Common stock issued for debt issuance - Related Party		$ 3	890,622		890,625
Common stock issued for debt issuance - Related Party, shares		25,521
Issuance of common stock, net of costs		$ 30	5,579,178		5,579,208
Issuance of common stock, net of costs, shares		302,853
Issuance of common stock related to debt modifications		$ 4	999,996		1,000,000
Issuance of common stock related to debt modifications, shares		44,445
Issuance of convertible preferred stock, net of costs	$ 223		3,039,278		3,039,501
Issuance of convertible preferred stock, net of costs, shares	2,229,702
Warrant exchange			7,906		7,906
Warrant exchange, shares		263
Warrants issued as inducement for debt conversion to equity			416,429		416,429
Issuance of warrants for professional services			23,735		23,735
DE acquisition 2, Inc. reverse merger		$ 3	(88,147)		(88,144)
DE acquisition 2, Inc. reverse merger, shares		32,598
Beneficial conversion feature for convertible notes payable			2,757,268		2,757,268
Share-based compensation			316,176		316,176
Stock exchange		$ (1)	(590,319)	590,320
Stock exchange, shares		(10,845)
Conversion of debt into preferred stock					7,288,025
Net loss				(15,709,782)	(15,709,782)
Balance at Dec. 31, 2014	$ 223	$ 113	47,308,895	(51,720,525)	(4,411,294)
Balance, shares at Dec. 31, 2014	2,229,702	1,129,052
Conversion of preferred stock to common stock	$ (431)	$ 33	398
Conversion of preferred stock to common stock, shares	(4,304,593)	332,396
Preferred dividend paid with common stock		$ 1	85,980	(85,980)
Preferred dividend paid with common stock, shares		4,985
Warrant exercises		$ 19	1,251,531		1,251,550
Warrant exercises, shares		189,908
Issuance of common stock for professional services		$ 4	314,757		314,761
Issuance of common stock for professional services, shares		38,334
Issuance of convertible preferred stock and warrants, net of costs	$ 190		5,220,275		5,220,465
Issuance of convertible preferred stock and warrants, net of costs, shares	1,896,510
Conversion of debt into preferred stock	$ 22		751,978		752,000
Conversion of debt into preferred stock, shares	222,411
Warrant price adjustment			33,231		33,231
Issuance of replacement warrants			567,889		567,889
Lincoln Park Capital Fund - commitment fee		$ 3	(3)
Lincoln Park Capital Fund - commitment fee, shares		27,778
Issuance of stock under Lincoln Park Capital Fund agreement, net of costs		$ 5	190,322		$ 190,327
Issuance of stock under Lincoln Park Capital Fund agreement, net of costs, shares		50,895			263
Issuance of shares under Associate Stock Purchase Plan		$ 1	65,662		$ 65,663
Issuance of shares under Associate Stock Purchase Plan, shares		11,067
Issuance of restricted common stock to Associates, net of forfeitures		$ 1	(1)
Issuance of restricted common stock to Associates, net of forfeitures, shares		5,600
Stock compensation expense, including issuance of performance stock awards to Associates		$ 0	443,558		443,558
Stock compensation expense, including issuance of performance stock awards to Associates, shares		4,803
Share price conversion adjustment		$ 55	3,704,627		3,704,682
Share price conversion adjustment, shares		548,842
Conversion of warrant liability to Additional Paid-In-Capital			931,577		931,577
Issuance of warrants for capital lease arrangements			134,782		134,782
Director equity exchange agreement		$ (3)	(779,463)	779,466
Director equity exchange agreement, shares		(25,521)
Net loss				(18,252,632)	(18,252,632)
Balance at Dec. 31, 2015	$ 4	$ 232	60,225,994	(69,279,671)	(9,053,441)
Balance, shares at Dec. 31, 2015	44,030	2,318,139
Conversion of preferred stock to common stock
Conversion of preferred stock to common stock, shares	(500)	10,132
Preferred dividend paid with common stock			4,000	(4,000)
Preferred dividend paid with common stock, shares		802
March 2016 equity offering, net of costs			1,182,000		1,182,000
March 2016 equity offering, net of costs, shares		245,226
Warrant exercises			1,605,000		1,605,000
Warrant exercises, shares		328,710
Issuance of warrants and price adjustments			3,823,000		3,823,000
Conversion of warrant liability to additional paid-in capital			1,230,000		1,230,000
Issuance of common stock for professional services			262,000		262,000
Issuance of common stock for professional services, shares		43,860
Share-based compensation			435,000		435,000
Share-based compensation, shares		22,539
Conversion of debt into preferred stock
Issuance of common stock under Associate Stock Purchase Plan			62,000		62,000
Issuance of common stock under Associate Stock Purchase Plan, shares		12,109
Net loss				(12,190,000)	(12,190,000)
Balance at Sep. 30, 2016			$ 68,829,000	$ (81,474,000)	$ (12,645,000)
Balance, shares at Sep. 30, 2016	43,530	2,981,517